UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549




                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-09901




                          HILLVIEW INVESTMENT TRUST II
               (Exact name of registrant as specified in charter)



               c/o PFPC 400 Bellevue Parkway Wilmington, DE 19809
               (Address of principal executive offices) (Zip code)


               c/o PFPC 400 Bellevue Parkway Wilmington, DE 19809
                     (Name and address of agent for service)





        Registrant's telephone number, including area code: (484)708-4720

                        Date of fiscal year end:         6/30/05

                        Date of reporting period:        3/31/05




HILLVIEW INVESTMENT TRUST II
ALPHA FUND
Portfolio of Investments
March 31, 2005 (Unaudited)


                                                                        SHARES                     VALUE
                                                                   -----------------        --------------------
COMMON STOCKS-96.7%


AEROSPACE/DEFENSE-1.1%
   Boeing Co. (The)                                                          13,375        $            781,902
                                                                                            --------------------


APPLIANCES-1.4%
   Whirlpool Corp.                                                           15,100                   1,022,723
                                                                                            --------------------



AUTO PARTS & ACCESSORIES-2.1%
   Lear Corp.                                                                19,350                     858,366
   Snap-on, Inc.                                                             21,900                     696,201
                                                                                            --------------------
                                                                                                      1,554,567

BUILDING PRODUCTS & RELATED-0.7%
   Technical Olympic USA, Inc.                                               18,300                     552,660
                                                                                            --------------------


BUSINESS SERVICES-1.8%
   CDW Corp.                                                                  6,140                     348,015
   Marlin Business Services Inc.*                                            22,500                     458,550
   Spherion Corp.*                                                           72,875                     545,834
                                                                                            --------------------
                                                                                                      1,352,399

CABLE TELEVISION-2.2%
   Liberty Media Corp., Class A*                                            153,600                   1,592,832
                                                                                            --------------------


CHEMICALS-1.8%
   Crompton Corp.                                                            45,400                     662,840
   PolyOne Corp. *                                                           72,200                     641,136
                                                                                            --------------------
                                                                                                      1,303,976

COMPUTER SOFTWARE & SERVICES-5.0%
   Ceridian Corp. *                                                          31,300                     533,665
   Citrix Systems, Inc.*                                                      7,100                     169,122
   Computer Associates International, Inc.                                   26,196                     709,912
   Hewlett-Packard Co.                                                       39,950                     876,503
   Hyperion Solutions Corp.*                                                  7,300                     322,003
   InFocus Corp.*                                                            61,900                     355,306
   Komag, Inc.*                                                              17,300                     386,655
   Mercury Computer Systems, Inc.*                                            9,900                     273,042
                                                                                            --------------------
                                                                                                      3,626,208




HILLVIEW INVESTMENT TRUST II
ALPHA FUND
Portfolio of Investments (Continued)
March 31, 2005 (Unaudited)

                                                                        SHARES                     VALUE

CONSULTING SERVICES-1.3%
   BearingPoint, Inc.*                                                      106,650        $            935,321
                                                                                            --------------------

CONSUMER PRODUCTS-1.5%
   Jarden Corp.*                                                              7,250                     332,630
   Playtex Products, Inc.*                                                   86,900                     782,100
                                                                                            --------------------
                                                                                                      1,114,730

CONTAINERS/PACKAGING-0.4%
   Crown Holdings, Inc.*                                                     19,900                     309,644
                                                                                            --------------------

DATA SERVICES-1.0%
   Viad Corp.                                                                28,606                     769,501
                                                                                            --------------------

DISTRIBUTION/WHOLESALE-0.3%
   ScanSource, Inc.*                                                          4,400                     228,052
                                                                                            --------------------

EDUCATIONAL SERVICES-0.6%
   Corinthian Colleges, Inc.*                                                14,300                     224,796
   Education Management Corp.*                                                8,900                     248,755
                                                                                            --------------------
                                                                                                        473,551

ELECTRICAL EQUIPMENT-3.0%
   Flir Systems, Inc.*                                                       14,100                     427,230
   Itron, Inc.*                                                              12,600                     373,464
   MagneTek, Inc.*                                                          126,800                     675,844
   Quanta Services, Inc.*                                                    92,800                     708,064
                                                                                            --------------------
                                                                                                      2,184,602

ELECTRONIC COMPONENTS--SEMICONDUCTOR-3.2%
   Benchmark Electronics, Inc.*                                              12,900                     410,607
   Diodes, Inc. *                                                            14,950                     405,594
   MEMC Electronic Materials, Inc.*                                          33,900                     455,955
   Photon Dynamics, Inc.*                                                    34,400                     655,664
   PMC-Sierra, Inc.*                                                         11,800                     103,840
   SiRF Technology Holdings, Inc.*                                            9,100                     101,556
   SpatiaLight, Inc.*                                                        36,600                     184,830
                                                                                            --------------------
                                                                                                      2,318,046

ENTERTAINMENT-0.6%
   Scientific Games Corp., Class A*                                          18,050                     412,442
                                                                                            --------------------


ENVIRONMENTAL SERVICES-0.2%
   Bennett Environmental, Inc *                                              46,700                     134,963
                                                                                            --------------------






   HILLVIEW INVESTMENT TRUST II
   ALPHA FUND
   Portfolio of Investments (Continued)
   March 31, 2005 (Unaudited)

                                                                        SHARES                      VALUE
                                                                   ------------------        --------------------

FINANCE & FINANCIAL SERVICES-10.2%
   Alliance Data Systems Corp.*                                                9,900        $            399,960
   CIT Group, Inc.                                                            15,250                     579,500
   Citizens First Bancorp, Inc.                                               25,700                     574,138
   Encore Capital Group, Inc.*                                                19,600                     285,180
   Fannie Mae                                                                 20,600                   1,121,670
   First Community Bankcorp                                                    9,260                     410,218
   Freddie Mac                                                                17,725                   1,120,220
   Legg Mason, Inc.                                                            5,550                     433,677
   MBIA Inc.                                                                   6,925                     362,039
   MoneyGram International, Inc.*                                             17,025                     321,602
   PMI Group, Inc. (The)                                                       5,500                     209,055
   TNS Inc.*                                                                  22,600                     405,670
   Washington Mutual, Inc.                                                    32,050                   1,265,975
                                                                                             --------------------
                                                                                                       7,488,904

FOOD & BEVERAGES-2.7%
   Chiquita Brands International, Inc.*                                       25,300                     677,534
   Diageo plc ADR                                                             22,500                   1,280,250
                                                                                             --------------------
                                                                                                       1,957,784

HEALTH CARE COST CONTAINMENT-0.6%
   Caremark RX,  Inc. *                                                       10,480                     416,894
                                                                                             --------------------


INDUSTRIAL SPECIALTIES-1.7%
   NCI Building Systems, Inc.*                                                23,700                     914,820
   RPM International,  Inc.                                                   18,200                     332,696
                                                                                             --------------------
                                                                                                       1,247,516

INSURANCE-8.0%
   Allmerica Financial Corp.*                                                 19,200                     690,240
   Aon Corp.                                                                  35,875                     819,385
   Assurant,  Inc.                                                             8,630                     290,831
   CIGNA Corp.                                                                 6,500                     580,450
   IPC Holdings Ltd.                                                          21,575                     847,466
   Loews Corp.                                                                 5,600                     411,824
   MetLife, Inc.                                                              23,075                     902,232
   Platinum Underwriters Holdings Ltd.                                        16,900                     501,930
   Torchmark Corp.                                                            14,975                     781,695
                                                                                             --------------------
                                                                                                       5,826,053

INTERNET SOFTWARE & CONTENT-1.5%
   Check Point Software Technologies, Ltd.*                                   18,380                     399,581
   j2 Global Communications, Inc.*                                             9,520                     326,631
   SafeNet, Inc.*                                                             13,000                     381,030
                                                                                             --------------------
                                                                                                       1,107,242





   HILLVIEW INVESTMENT TRUST II
   ALPHA FUND
   Portfolio of Investments (Continued)
   March 31, 2005 (Unaudited)

                                                                        SHARES                      VALUE
                                                                   ------------------        --------------------

MANUFACTURING-1.9%
   Gildan Activewear, Inc., Class A*                                           5,500        $            233,750
   Material Sciences Corp.*                                                   45,950                     618,028
   Tyco International Ltd.                                                    16,000                     540,800
                                                                                             --------------------
                                                                                                       1,392,578

MEDICAL MANAGEMENT SERVICES-2.5%
   American Healthways, Inc.*                                                 14,330                     473,177
   Apria Healthcare Group, Inc.*                                               9,440                     303,024
   Health Net Inc.*                                                           27,150                     888,077
   ICON plc ADR*                                                               5,400                     202,608
                                                                                             --------------------
                                                                                                       1,866,886

MEDICAL TECHNOLOGIES-13.7%
   Abbott Laboratories                                                        23,500                   1,095,570
   Advanced Neuromodulation Systems, Inc.*                                     3,700                      99,197
   AmerisourceBergen Corp.                                                    16,500                     945,285
   Ariad Pharmaceuticals, Inc.*                                              120,425                     674,380
   Durect Corp. *                                                            217,400                     791,336
   Henry Schein, Inc.*                                                        10,230                     366,643
   Impax Laboratories, Inc. *                                                 40,000                     640,000
   Laboratory Corp. of America Holdings*                                      23,400                   1,127,880
   MedImmune, Inc.*                                                           57,100                   1,359,551
   Merit Medical Systems, Inc.*                                               21,940                     263,061
   Millipore Corp.*                                                            5,740                     249,116
   Perrigo Co.                                                                19,950                     382,042
   Pfizer Inc.                                                                13,250                     348,078
   PSS World Medical, Inc.*                                                   63,900                     726,543
   Priority Healthcare Corp., Class B*                                        21,725                     469,912
   Varian Medical Systems, Inc.                                                9,330                     319,832
   Wright Medical Group, Inc.*                                                 8,400                     201,600
                                                                                             --------------------
                                                                                                      10,060,026

MINING-0.5%
   CONSOL Energy Inc.                                                          7,400                     347,948
                                                                                             --------------------

OFFICE/BUSINESS EQUIPMENT-2.0%
   Xerox Corp.*                                                               96,200                   1,457,430
                                                                                             --------------------


OIL & GAS EXPLORATION-3.4%
   Denbury Resources,  Inc.*                                                  19,000                     669,370
   Houston Exploration Co. (The)*                                              7,170                     408,332
   InterOil Corp.*                                                             5,500                     192,280
   Newpark Resources, Inc.*                                                  115,325                     679,264
   XTO Energy, Inc.                                                           15,433                     506,820
                                                                                             --------------------
                                                                                                       2,456,066





HILLVIEW INVESTMENT TRUST II
ALPHA FUND
Portfolio of Investments (Continued)
March 31, 2005 (Unaudited)

                                                                        SHARES                      VALUE
                                                                   ------------------        --------------------

PUBLISHING & BROADCASTING-5.2%
   4Kids Entertainment, Inc.*                                                 33,100        $            731,841
   Bowne & Co., Inc.                                                          49,500                     744,480
   Dex Media, Inc.*                                                              525                      10,841
   R. R. Donnelley & Sons Co.                                                 20,000                     632,400
   Time Warner,  Inc.*                                                        80,100                   1,405,755
   Viacom Inc., Class A                                                        7,600                     266,304
                                                                                             --------------------
                                                                                                       3,791,621

RETAIL-6.7%
   Dollar Tree Stores, Inc.*                                                  30,210                     867,933
   Family Dollar Stores, Inc.                                                 14,560                     442,042
   Hasbro, Inc.                                                               34,675                     709,104
   Home Depot, Inc. (The)                                                     33,900                   1,296,336
   Ruby Tuesday, Inc.                                                         15,550                     377,709
   Tiffany & Co.                                                              11,390                     393,183
   Tuesday Morning Corp.*                                                     13,950                     402,736
   Tractor Supply Co.*                                                         9,240                     403,326
                                                                                             --------------------
                                                                                                       4,892,369

STEEL PIPE & TUBE-1.8%
   Shaw Group, Inc. (The)*                                                    31,200                     680,160
   Western Silver Corp. *                                                     69,300                     632,709
                                                                                             --------------------
                                                                                                       1,312,869

TELECOMMUNICATIONS-1.4%
   Broadwing Corp.*                                                          147,600                     611,064
   Plantronics, Inc.                                                          11,240                     428,019
                                                                                             --------------------
                                                                                                       1,039,083

TRANSPORTATION-1.4%
   AirTran Holdings, Inc.*                                                    80,700                     730,335
   EGL, Inc.*                                                                 13,700                     312,360
                                                                                             --------------------
                                                                                                       1,042,695

TRAVEL, LEISURE & RECREATION-1.5%
   GTECH Holdings Corp.                                                       17,400                     409,422
   Sunterra Corp.                                                             44,100                     665,028
                                                                                             --------------------
                                                                                                       1,074,450

WASTE MANAGEMENT-0.6%
   Stericycle, Inc.*                                                           9,410                     415,922
                                                                                             --------------------

WIRE & CABLE PRODUCTS-1.2%
   General Cable Corp.*                                                       72,025                     869,342
                                                                                             --------------------






   HILLVIEW INVESTMENT TRUST II
   ALPHA FUND
   Portfolio of Investments (Concluded)
   March 31, 2005 (Unaudited)




TOTAL COMMON STOCKS
    (Cost-$58,121,315)                                                                       $      70,731,797
                                                                                              -----------------

WARRANTS-0.0%
FINANCE & FINANCIAL SERVICES
   Imperial Credit Industry*(A), expiring 01/31/08                             4,760
                                                                                              -----------------
   (Cost-$0)

                                                                          PAR
SHORT-TERM INVESTMENTS-3.8%                                              (000)
                                                                   ------------------
Wilmington Trust Prime Money Market Fund
   2.413%                                                                      2,781        $        2,781,083
                                                                                              -----------------

TOTAL SHORT-TERM INVESTMENTS
    (Cost-$2,781,083)                                                                                2,781,083
                                                                                              -----------------

TOTAL INVESTMENTS-100.5%
    (Cost-$60,902,398)                                                                              73,512,880
                                                                                              -----------------

LIABILITIES IN EXCESS OF OTHER ASSETS-(0.5)%                                                         (346,034)
                                                                                              -----------------

NET ASSETS-100.0%                                                                            $      73,166,846
                                                                                              =================


----
* Non-income producing securities
(A) Fair valued by management
ADR- American Depository Receipt






HILLVIEW INVESTMENT TRUST II
INTERNATIONAL ALPHA FUND
Portfolio of Investments-Country
March 31, 2005 (Unaudited)

                                                                           SHARES                     VALUE
                                                                     -------------------        -----------------
COMMON STOCK-97.7%
AUSTRALIA-7.3%
    ANSELL LTD.                                                                  43,404        $         330,380
    ARISTOCRAT LEISURE LTD.                                                      94,000                  740,225
    BAYCORP ADVANTAGE LTD.                                                      168,600                  391,262
    BILLABONG INTERNATIONAL LTD.                                                 25,000                  257,205
    SONIC HEALTHCARE LTD.                                                        18,200                  169,647
    TOLL HOLDINGS LTD.                                                           56,400                  609,922
    UNITAB LTD.                                                                  32,490                  349,344
                                                                                                -----------------
                                                                                                       2,847,985

AUSTRIA-0.9%
    WIENERBERGER AG                                                               8,100                  369,608
                                                                                                -----------------

BERMUDA-0.1%
    SHIP FINANCE INTERNATIONAL LTD.                                               1,125                   22,092
                                                                                                -----------------

BRAZIL-1.1%
    PETROLEO BRASILEIRO SA ADR                                                    9,550                  421,919
                                                                                                -----------------

CAYMAN ISLANDS-0.4%
    SHANDA INTERACTIVE ENTERTAINMENT LTD. ADR*                                    4,650                  140,430
                                                                                                -----------------

CHINA-0.7%
    CHINA PETROLEUM & CHEMICAL CORP. ADR                                          6,850                  279,275
                                                                                                -----------------

DENMARK-0.5%
    JYSKE BANK A/S*                                                               5,200                  194,812
                                                                                                -----------------

FINLAND-1.8%
    METSO CORP.                                                                  20,900                  375,387
    NOKIAN RENKAAT OYJ                                                            1,900                  306,937
                                                                                                -----------------
                                                                                                         682,324

FRANCE-5.8%
    ALTRAN TECHNOLOGIES SA                                                       12,150                  135,800
    BNP PARIBAS SA                                                                5,100                  362,231
    LVMH MOET HENNESSY LOUIS VUITTON SA ADR                                      14,500                  217,470
    NEOPOST SA                                                                    3,300                  286,494
    PUBLICIS GROUPE                                                              19,000                  584,737
    SANOFI-AVENTIS                                                                3,857                  326,078
    VIVENDI UNIVERSAL SA                                                         11,500                  353,172
                                                                                                -----------------
                                                                                                       2,265,982





    HILLVIEW INVESTMENT TRUST II
    INTERNATIONAL ALPHA FUND
    Portfolio of Investments-Country (Continued)
    March 31, 2005 (Unaudited)

                                                                           SHARES                     VALUE
                                                                     -------------------        -----------------
GERMANY-7.7%
    AWD HOLDING AG                                                                4,600                  203,265
    BAYERISCHE MOTOREN WERKE AG                                                  16,700                  760,729
    HENKEL KGAA                                                                   4,950                  420,735
    K+S AG                                                                        3,940                  223,361
    MOBILCOM AG                                                                  11,700                  271,273
    PUMA AG                                                                         855                  214,606
    RHEINMETALL AG PFD                                                            4,710                  250,975
    SAP AG ADR                                                                    8,000                  320,640
    SIEMENS AG ADR                                                                2,700                  213,462
    WINCOR NIXDORF AG*                                                            2,000                  159,856
                                                                                                -----------------
                                                                                                       3,038,902

INDIA-0.9%
    ICICI BANK LTD. ADR                                                          16,400        $         339,808
                                                                                                -----------------

INDONESIA-0.3%
    PT TELEKOMUNIKASI INDONESIA ADR                                               6,650                  124,621
                                                                                                -----------------

IRELAND-5.7%
    ANGLO IRISH BANK CORP. PLC                                                   23,600                  592,576
    BANK OF IRELAND                                                              52,500                  829,012
    GRAFTON GROUP PLC                                                            30,090                  357,823
    KINGSPAN GROUP PLC                                                           39,200                  464,629
                                                                                                -----------------
                                                                                                       2,244,040

ITALY-7.0%
    AUTOSTRADA TORINO-MILANO SPA                                                 11,170                  248,822
    BANCO POPOLARE DI VERONA                                                     15,800                  295,490
    BULGARI SPA                                                                  27,700                  330,122
    GEOX SPA*                                                                    16,560                  144,629
    HERA SPA*                                                                   123,640                  348,292
    INTERPUMP GROUP SPA                                                         121,600                  647,952
    LOTTOMATICA SPA                                                               5,950                  216,057
    SANPAOLO IMI SPA                                                             15,700                  246,486
    SOCIETA INIZIATIVE AUTOSTRADALI E SERVIZI SPA*                               18,735                  273,925
                                                                                                -----------------
                                                                                                       2,751,775

JAPAN-11.0%
    HITACHI, LTD. ADR                                                             4,200                  260,946
    HONDA MOTOR CO., LTD.                                                        10,100                  507,077
    ITO-YOKADO CO., LTD. ADR                                                      5,850                  234,088
    KUBOTA CORP. ADR                                                             15,100                  405,737
    MEITEC CORP.                                                                  8,600                  300,711
    MITSUBISHI ESTATE CO., LTD. ADR                                               2,500                  291,230
    MITSUBISHI TOKYO FINANCIAL GROUP, INC. ADR                                   64,900                  561,385





    HILLVIEW INVESTMENT TRUST II
    INTERNATIONAL ALPHA FUND
    Portfolio of Investments-Country (Continued)
    March 31, 2005 (Unaudited)

                                                                           SHARES                     VALUE
                                                                     -------------------        -----------------

    JAPAN-11.0% (continued)
    NEC ELECTRONICS CORP.                                                         6,600       $          308,527
    NISSAN MOTOR CO., LTD. ADR                                                    9,550                  195,488
    NOMURA HOLDINGS, INC. ADR                                                    15,750                  218,295
    ORIX CORP. ADR                                                                5,400                  347,058
    TAKEDA PHARMACEUTICAL CO., LTD.                                              14,800                  707,068
                                                                                                -----------------
                                                                                                       4,337,610

MEXICO-0.9%
    GRUPO AEROPORTUARIO DEL SURESTE SA ADR                                        5,500                  154,275
    GRUPO TELEVISA SA ADR                                                         3,500                  205,800
                                                                                                -----------------
                                                                                                         360,075

NETHERLANDS-3.1%
    AXALTO HOLDING N.V.*                                                          8,000                  265,128
    EURONEXT N.V.                                                                21,000                  749,181
    FUGRO N.V.                                                                    2,150                  196,016
                                                                                                -----------------
                                                                                                       1,210,325

NORWAY-2.6%
    FRED OLSEN ENERGY ASA*                                                       36,500                  690,762
    TGS NOPEC GEOPHYSICAL CO. ASA*                                               11,000                  324,021
                                                                                                -----------------
                                                                                                       1,014,783

SINGAPORE-2.1%
    COSCO CORP LTD.                                                             150,000                  145,516
    DBS GROUP HOLDINGS LTD. ADR                                                   5,500                  198,751
    HI-P INTERNATIONAL LTD.                                                     266,000                  246,759
    JURONG TECHNOLOGIES INDUSTRIAL CORP., LTD.                                  138,000                  132,202
    MFS TECHNOLOGY LTD.                                                         210,000                   93,585
                                                                                                -----------------
                                                                                                         816,813

SOUTH KOREA-4.8%
    HYUNDAI MOTOR CO., LTD.                                                       7,000                  379,124
    LOTTE CHILSUNG BEVERAGE CO., LTD.                                               640                  634,013
    SAMSUNG ELECTRONICS CO., LTD. GDR                                             1,150                  284,244
    SK TELECOM CO., LTD.                                                          3,580                  602,836
                                                                                                -----------------
                                                                                                       1,900,217

SPAIN-2.2%
    ENAGAS                                                                       17,860                  272,969
    FADESA INMOBILIARIA SA*                                                      11,860                  260,493
    INDRA SISTEMAS SA                                                            19,050                  342,654
                                                                                                -----------------
                                                                                                         876,116





    HILLVIEW INVESTMENT TRUST II
    INTERNATIONAL ALPHA FUND
    Portfolio of Investments-Country (Continued)
    March 31, 2005 (Unaudited)

                                                                           SHARES                     VALUE
                                                                     -------------------        -----------------

SWITZERLAND-9.4%
    GIVAUDAN SA                                                                     515       $          331,840
    GURIT-HEBERLEIN AG                                                              830                  621,508
    HIESTAND HOLDING AG                                                             170                  125,229
    JULIUS BAER HOLDING LTD., CLASS B                                             1,930                  671,589
    KUEHNE & NAGEL INTERNATIONAL AG                                               1,580                  342,009
    LEICA GEOSYSTEMS AG*                                                          1,075                  302,144
    LINDT & SPRUENGLI AG                                                             12                  182,733
    NESTLE SA                                                                     2,200                  604,036
    NOBEL BIOCARE HOLDING AG                                                      1,560                  329,499
    YPSOMED HOLDING AG*                                                           1,800                  187,264
                                                                                                -----------------
                                                                                                       3,697,851

TAIWAN-0.6%
    TAIWAN SEMICONDUCTOR MANUFACTURING CO., LTD. ADR                             27,212                  230,758
    UNITED MICROELECTRONICS CORP. ADR*                                            4,544                   15,313
                                                                                                -----------------
                                                                                                         246,071

TURKEY-0.8%
    DOGAN SIRKETLER GRUBU HOLDINGS A.S.                                         124,800                  325,284
                                                                                                -----------------

UNITED KINGDOM-19.5%
    AEGIS GROUP PLC                                                             183,500                  353,678
    ARM HOLDINGS PLC ADR                                                         54,900                  329,400
    BRITISH SKY BROADCASTING GROUP PLC ADR                                        8,350                  367,818
    CADBURY SCHWEPPES PLC                                                        53,300                  534,299
    CARPETRIGHT PLC                                                              18,600                  348,656
    DIAGEO PLC                                                                   45,500                  641,390
    DIAGEO PLC -ADR                                                               4,400                  250,360
    EMI GROUP PLC ADR                                                            66,050                  589,721
    ENODIS PLC*                                                                 238,600                  504,964
    GLAXOSMITHKLINE PLC                                                          35,200                  806,818
    KINGFISHER PLC                                                               53,600                  292,455
    MICHAEL PAGE INTERNATIONAL PLC                                               83,000                  304,265
    NORTHGATE PLC                                                                19,160                  324,939
    SIGNET GROUP PLC                                                            250,000                  507,832
    SMITH & NEPHEW PLC ADR                                                        6,100                  286,822
    SPORTINGBET PLC*                                                             46,710                  236,105
    VODAFONE GROUP PLC                                                          138,000                  366,376
    VODAFONE GROUP PLC ADR                                                       10,500                  278,880
    WPP GROUP PLC ADR                                                             6,200                  351,726
                                                                                                -----------------
                                                                                                       7,676,504






    HILLVIEW INVESTMENT TRUST II
    INTERNATIONAL ALPHA FUND
    Portfolio of Investments-Country (Concluded)
    March 31, 2005 (Unaudited)

                                                                           SHARES                     VALUE
                                                                     -------------------        -----------------

USA-0.5%
    NEWS CORP. INC., CLASS B                                                     12,250       $          215,722
                                                                                                -----------------

TOTAL COMMON STOCKS                                                                            $      38,400,944
                                                                                                -----------------
    (Cost-$30,661,164)


                                                                            PAR
SHORT-TERM INVESTMENTS-1.8%                                                (000)
                                                                     -------------------
Wilmington Trust Prime Money Market Fund
    2.413%                                                                    $     712        $         712,732
                                                                                                -----------------

TOTAL SHORT-TERM INVESTMENTS                                                                             712,732
                                                                                                -----------------
    (Cost-$712,732)


FORWARD CONTRACTS-(0.1%)
    GBP FORWARD CONTRACT/JULY 2005/600,000                                                              (49,145)
    GBP FORWARD CONTRACT/JULY 2005/500,000                                                              (35,866)
    GBP FORWARD CONTRACT/NOVEMBER 2005/200,000                                                           (5,366)
    GBP FORWARD CONTRACT/DECEMBER 2005/200,000                                                             6,138
    GBP FORWARD CONTRACT/DECEMBER 2005/100,000                                                             2,012
    CHF FORWARD CONTRACT/NOVEMBER 2005/900,000                                                            10,446
    CHF FORWARD CONTRACT/NOVEMBER 2005/500,000                                                             5,432
    CHF FORWARD CONTRACT/NOVEMBER 2005/400,000                                                             7,225
                                                                                                -----------------
TOTAL FORWARD CONTRACTS                                                                                 (59,124)

TOTAL INVESTMENTS-99.4%                                                                       $       39,054,552
                                                                                                -----------------
    (Cost-$31,373,896)

OTHER ASSETS IN EXCESS OF LIABILITIES-0.6%                                                               235,676
                                                                                                -----------------

NET ASSETS-100.0%                                                                              $      39,290,228
                                                                                                =================


-----
ADR-American Depository Receipt
GDR-Global Depository Receipt
*  Non-income producing securities






HILLVIEW INVESTMENT TRUST II
REMS REAL ESTATE VALUE OPPORTUNITY FUND
Portfolio of Investments
March 31, 2005 (Unaudited)

                                                                             SHARES                    VALUE
                                                                        -----------------         -----------------
LONG POSITIONS-100.5%
COMMON STOCKS-70.2%

APARTMENTS-7.6%
    Archstone-Smith Trust **                                                      22,900         $         781,119
    Camden Property Trust                                                         23,808                 1,119,690
    Post Properties, Inc.                                                         40,900                 1,269,536
                                                                                                  -----------------
                                                                                                         3,170,345

DIVERSIFIED-17.3%
    Florida East Coast Industries, Inc., Class B                                  26,900                 1,142,712
    iStar Financial, Inc.                                                         24,123                   993,385
    Liberty Property Trust                                                        29,200                 1,140,260
    Rayonier,  Inc.                                                               21,400                 1,059,942
    Sizeler Property Investors, Inc.                                              66,900                   793,434
    Tarragon Realty Investors, Inc.                                               22,409                   452,438
    Thomas Properties Group, Inc.                                                 60,400                   747,752
    Trammell Crow Co.*                                                            40,800                   839,256
                                                                                                  -----------------
                                                                                                         7,169,179

HEALTH CARE-2.3%
    Senior Housing Properties Trust                                               58,000                   967,440
                                                                                                  -----------------


HOTELS/RESORTS-6.9%
    Boykin Lodging Co.*                                                          113,600                 1,082,608
    Host Marriott Corp. *                                                         50,800                   841,248
    La Quinta Corp.*/**                                                          108,200                   919,700
                                                                                                  -----------------
                                                                                                         2,843,556

MANUFACTURED HOMES -2.6%
    Sun Communities, Inc.                                                         30,000                 1,074,000
                                                                                                  -----------------

OFFICE PROPERTY-13.1%
    Arden Realty, Inc.**                                                          34,400                 1,164,440
    Crescent Real Estate Equities Co.**                                           54,900                   897,066
    CRT Properties, Inc.**                                                        58,700                 1,278,486
    Government Properties Trust , Inc.                                           101,400                 1,009,944
    Trizec Properties, Inc                                                        56,200                 1,067,800
                                                                                                  -----------------
                                                                                                         5,417,736

REGIONAL MALLS-2.9%
    Taubman Centers, Inc.                                                         44,000                 1,220,560
                                                                                                  -----------------

SHOPPING CENTERS-14.4%
    Acadia Realty Trust**                                                         60,000                   964,800
    Developers Diversified Realty Corp.**                                         24,600                   977,850
    Kite Realty Group Trust                                                       70,000                 1,008,000
    Ramco-Gershenson Properties Trust                                             41,100                 1,115,865
    Tanger Factory Outlet Centers, Inc.                                           52,200                 1,148,400
    Urstadt Biddle Properties, Class A                                            49,100                   748,775
                                                                                                  -----------------
                                                                                                         5,963,690





HILLVIEW INVESTMENT TRUST II
REMS REAL ESTATE VALUE OPPORTUNITY FUND
Portfolio of Investments (Continued)
March 31, 2005 (Unaudited)
                                                                             SHARES                    VALUE
                                                                        -----------------         -----------------

STORAGE-3.1%
    Monmouth Real Estate Investment Corp., Class A                                89,042         $         751,604
    Public Storage, Inc., Dep Shares A                                            19,375                   542,887
                                                                                                  -----------------
                                                                                                         1,294,491

TOTAL COMMON STOCKS
    (Cost-$24,451,296)                                                                                  29,120,997
                                                                                                  -----------------

PREFERRED STOCKS-30.3%

APARTMENTS-2.5%
    Apartment Investment & Management Co. 8.750% D                                14,000                   346,500
    BRE Properties 8.080% B **                                                     4,700                   121,307
    Colonial Properties Trust 8.125% D                                             8,600                   217,752
    Mid-America Apartment Communities 8.300% H                                    13,900                   357,230
                                                                                                  -----------------
                                                                                                         1,042,789

DIVERSIFIED-7.8%
    Capital Automotive REIT 7.500% A                                              21,600                   534,600
    Crescent Real Estate Equities Co. 6.750% A                                    19,400                   417,488
    Duke Realty Corp 6.600% L                                                     17,300                   414,681
    iStar Financial, Inc. 8.000% D                                                10,300                   261,568
    iStar Financial, Inc. 7.650% G                                                13,900                   349,307
    Lexington Corporate Properties Trust 8.050% B                                 13,600                   356,048
    Sizeler Properties  Investment 9.750% B                                       15,600                   413,322
    Trustreet Properties, Inc.  7.720% A                                          20,600                   471,534
                                                                                                  -----------------
                                                                                                         3,218,548

HEALTH CARE-0.8%
    Health Care REIT, Inc. 7.875% D                                               13,800                   345,690
                                                                                                  -----------------

HOTELS-2.8%
    FelCor Lodging Trust, Inc. 7.800% A                                           15,000                   371,100
    Sunstone Hotel Investors 8.000% A                                             17,100                   433,379
    Winston Hotels, Inc. 8.000% B                                                 14,100                   351,090
                                                                                                  -----------------
                                                                                                         1,155,569

INDUSTRIAL PROPERTY-0.8%
    PS Business Parks, Inc. 8.750% F **                                           13,100                   341,910
                                                                                                  -----------------

MORTGAGE -2.2%
    Annaly Mortgage Management 7.875% A                                           22,100                   541,671
    MFA Mortgage Investment Inc. 8.500% A                                         14,800                   370,000
                                                                                                  -----------------
                                                                                                           911,671
OFFICE PROPERTY-7.6%
    Alexandria Real Estate 8.375% C                                               16,900                   443,541
    Brandywine Realty Trust 7.500% C                                              17,100                   424,080
    Cousins Properties, Inc. 7.750% A                                             16,700                   421,675
    Glenborough Realty Trust, Inc. 7.750% A                                        7,982                   202,743
    Highwoods Properties 8.000% B                                                 15,400                   385,308
    Kilroy Realty Corp. 7.500% F                                                  16,100                   399,280
    Maguire Properties, Inc. 7.625% A                                             21,600                   536,760
    SL Green Realty Corp. 7.625% C                                                13,900                   352,365
                                                                                                  -----------------
                                                                                                         3,165,752



    HILLVIEW INVESTMENT TRUST II
    REMS REAL ESTATE VALUE OPPORTUNITY FUND
    Portfolio of Investments (Concluded)
    March 31, 2005 (Unaudited)
                                                                             SHARES                    VALUE
                                                                        -----------------         -----------------

REGIONAL MALLS-3.3%
    CBL & Associates Properties 7.750% C                                          13,700         $         349,350
    Simon Property Group, Inc. 7.890% G                                            4,400                   233,640
    Taubman Centers, Inc. 8.300% A                                                20,000                   504,400
    Taubman Centers, Inc. 8.000% G                                                10,000                   259,000
                                                                                                  -----------------
                                                                                                         1,346,390

SHOPPING CENTERS-2.5%
    Developer Diversified Realty 8.000% G **                                       8,600                   222,138
    Developer Diversified Realty 7.375% H                                         15,500                   390,135
    Saul Centers, Inc. 8.000% A                                                   16,000                   405,760
                                                                                                  -----------------
                                                                                                         1,018,033

TOTAL PREFERRED STOCKS
    (Cost-$12,470,878)                                                                           $      12,546,352
                                                                                                  -----------------

                                                                              PAR

TOTAL LONG POSITIONS
    (Cost-$36,922,174)                                                                           $      41,667,349
                                                                                                  -----------------

SECURITIES SOLD SHORT-(12.8%)

DIVERSIFIED-(0.5%)
    Lexington Corporate Properties Trust                                         (9,400)                 (206,236)
                                                                                                  -----------------

EXCHANGE TRADED FUNDS-(11.2%)
    iShares Dow Jones U.S. Real Estate Index Fund                               (37,800)               (4,243,050)
    Vanguard REIT Vipers                                                         (7,900)                 (408,430)
                                                                                                  -----------------
                                                                                                       (4,651,480)
REGIONAL MALLS-(0.5%)
    Mills Corp. (The)                                                            (3,900)                 (206,310)
                                                                                                  -----------------

RESIDENTIAL CONSTRUCTION-(0.6%)
    D.R. Horton, Inc                                                             (8,933)                 (261,211)
                                                                                                  -----------------


TOTAL SECURITIES SOLD SHORT
    (Proceeds-$5,495,946)                                                                              (5,325,237)
                                                                                                  -----------------


NET INVESTMENTS IN SECURITIES
    (Cost-$31,426,228)                                                                           $      36,342,112
                                                                                                  -----------------

OTHER ASSETS IN EXCESS OF LIABILITIES  -12.3%                                                            5,103,052
                                                                                                  -----------------

NET ASSETS-100.0%                                                                                $      41,445,164
                                                                                                  =================

* Non-income producing securities
** All or a portion of position is segregated as collateral for securities sold short. The segregated market value of collateral is $3,906,017
REIT - Real Estate Investment Trust


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Hillview Investment Trust II


By (Signature and Title)*           /s/ David M. Spungen
                                    -----------------------------------
                                    David M. Spungen, President
Date                                -----------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ David M. Spungen
                                    -----------------------------------
                                    David M. Spungen, President
Date                                -----------------------------------


By (Signature and Title)*           /s/ Joseph A. Bracken
                                    -----------------------------------
                                    Joseph A. Bracken, Treasurer
Date                                -----------------------------------





     Print the name and title of each signing officer under his or her signature.

                                 CERTIFICATIONS
                                 --------------

I, Joseph A. Bracken, certify that:

1. I have reviewed this report on Form N-Q of Hillview Investment Trust II;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and
     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


         Date:    5/26/05
                  -------

                  /s/ Joseph A. Bracken
                  ---------------------
                  Joseph A. Bracken
                  Treasurer

                                 CERTIFICATIONS

I, David M. Spungen, certify that:

1. I have reviewed this report on Form N-Q of Hillview Investment Trust II;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and
     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


         Date:    5/26/05
                  -------


                  /s/ David M. Spungen
                  --------------------
                  David M. Spungen
                  President